Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 9,564	R$ 1,242
Additions	3,976	12,113
Reversals	(1,717)	(2,873)
Interests	520	180
Payments	(2,193)	(1,098)
Non-current provisions, ending balance	10,150	9,564
Civil
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	8,876	991
Additions	3,567	10,303
Reversals	(1,389)	(1,848)
Interests	481	142
Payments	(1,963)	(712)
Non-current provisions, ending balance	9,572	8,876
Labor
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	688	251
Additions	409	1,810
Reversals	(328)	(1,025)
Interests	39	38
Payments	(230)	(386)
Non-current provisions, ending balance	R$ 578	R$ 688